Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document information [line items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Loma Negra Compania Industrial Argentina Sociedad Anonima
Entity Central Index Key	0001711375
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	585,400,970
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Entity Address, Country	AR
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Firm ID	1449
Auditor Location	City of Buenos Aires, Argentina
Entity File Number	001-38262
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CPG
Document Registration Statement	false
Amendment Description	Loma Negra Compañía Industrial Argentina Sociedad Anónima (the “Company”) is filing this Amendment No. 1 to its Annual Report on Form 20-F for the fiscal year ended December 31, 2021, as filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2022 (the “Original Annual Report”) solely to provide additional disclosures to comply with Item 1300 of Regulation S-K and file the related technical report. The additional disclosures are provided by supplementing “Item 4. Information on the Company — B. Business Overview” and replacing “Item 15. Controls and Procedures — Disclosure Controls and Procedures” of our Original Annual Report. Pursuant to Rule 12b-15 under the Securities and Exchange Act of 1934, as amended, “Item 19 – Exhibits” of this Amendment No. 1 also contains new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Because no financial statements have been included in this Amendment No. 1, paragraph 3 of each of these certifications has been omitted. Other than set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any other item of the Original Annual Report as originally filed with the SEC. As a result, this Amendment No. 1 does not reflect any events that may have occurred after the Original Annual Report was filed on April 29, 2022.
Business Contact [Member]
Document information [line items]
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CPG
Local Phone Number	4319-3048
Contact Personnel Name	Marcos Isabelino Gradin
Contact Personnel Email Address	mgradin@lomanegra.com
City Area Code	54-11
Entity Address, State or Province	AR
Ordinary shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE
American Depositary Shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	American Depositary Shares, each representing 5 Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE